OCC CASH RESERVES


JULY 10, 2002

DEAR SHAREHOLDER:

WE ARE PLEASED TO REPORT TO YOU WITH THE SEMI-ANNUAL REPORT OF OCC CASH RESERVES (THE "FUND") FOR THE SIX MONTH PERIOD ENDED MAY 31, 2002. EACH PORTFOLIO OF THE FUND HAS CONTINUED TO MEET ITS OBJECTIVE OF PROVIDING SAFETY OF PRINCIPAL, LIQUIDITY AND MAXIMUM CURRENT INCOME THROUGH INVESTMENTS IN HIGH-QUALITY, TAXABLE AND TAX-EXEMPT MONEY MARKET INSTRUMENTS. DETAILED INFORMATION ON EACH OF THE FUND'S FIVE PORTFOLIOS IS PRESENTED IN THE INVESTMENT REVIEW AND FINANCIAL STATEMENTS THAT FOLLOW.

SINCE DECEMBER 2001, THE FEDERAL RESERVE BOARD (THE "FED") HAS MAINTAINED THE TARGETED FEDERAL FUNDS RATE, THE RATE WHICH BANKS CHARGE EACH FOR OVERNIGHT LOANS, AT 1.75%. THIS REPRESENTS THE LOWEST FEDERAL FUNDS RATE IN OVER 40 YEARS. LOW INTEREST RATES CAN HELP ACCELERATE THE ECONOMY OUT OF RECESSION BUT ALSO SIGNIFIES LOW RETURNS FOR INVESTORS IN MONEY MARKET FUNDS. IN FACT, DURING THE FIRST QUARTER OF 2002, THE ECONOMY, AS MEASURED BY THE GROSS DOMESTIC PRODUCT, GREW AT AN IMPRESSIVE 6.1% ANNUALIZED RATE. THIS ALONG WITH OTHER INDICATIONS THAT THE ECONOMY HAS BEGUN TO RECOVER LED MANY INVESTORS TO THE CONCLUSION THAT THE FED WOULD SOON BEGIN TO RAISE SHORT-TERM INTEREST RATES. HOWEVER, THE FED HAS HESITATED TO DO SO. WEAK CORPORATE PROFITS, AN UNIMPRESSIVE STOCK MARKET AND UNCERTAIN GEOPOLITICAL DEVELOPMENTS HAVE CONTRIBUTED TO THE FED'S RELUCTANCE TO RAISE RATES. FURTHERMORE, INFLATION HAS REMAINED COMFORTABLY LOW AND STABLE.

WE MAINTAIN A CAUTIOUS VIEW ON THE ECONOMY NOTING MANY INDICATIONS THAT IT HAS PASSED A TROUGH. A STRONGER RECOVERY COULD HAPPEN LATER THIS YEAR, BUT MORE LIKELY WE BELIEVE IT WILL BE PUSHED OUT TO EARLY 2003. ANY SUSTAINED RECOVERY WOULD MOST LIKELY LEAD TO HIGHER RATES FOR MONEY MARKET SECURITIES; THE PORTFOLIOS OF OCC CASH RESERVES ARE WELL POSITIONED TO BENEFIT.

WE AT THE FUND AND OPCAP ADVISORS THANK YOU FOR YOUR SUPPORT AND LOOK FORWARD TO CONTINUING TO SERVE YOUR MONEY MARKET FUND NEEDS.


SINCERELY,

/s/ Stephen Treadway

STEPHEN TREADWAY
CHAIRMAN OF THE BOARD & PRESIDENT


THE OPINIONS EXPRESSED IN THIS LETTER ARE THOSE OF THE AUTHOR AND NO FORECASTS ARE GUARANTEED.


[SIDENOTE]

OCC CASH RESERVES INC.
1345 AVENUE OF THE AMERICAS
NEW YORK, N.Y. 10105

TAXABLE:
PRIMARY PORTFOLIO
GOVERNMENT PORTFOLIO
TAX-EXEMPT:
GENERAL MUNICIPAL PORTFOLIO
CALIFORNIA MUNICIPAL PORTFOLIO
NEW YORK MUNICIPAL PORTFOLIO

FOR MORE INFORMATION OR ASSISTANCE WITH YOUR ACCOUNT PLEASE CALL: 1-800-401-6672

INVESTMENT REVIEW

PRIMARY PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Primary Portfolio invests in: obligations of or guaranteed by, the United States Government, its agencies or instrumentalities; U.S. dollar-denominated certificates of deposit and bankers' acceptances; interest-bearing time deposits; and domestic or foreign commercial paper of prime quality and participation interests in loans of equivalent quality extended by banks to such companies.

SEMI-ANNUAL REVIEW

During the six months ended May 31, 2002, annualized daily dividends aggregated 1.35%, 1.36% compounded monthly. At May 31, 2002, the seven-day compounded yield of 1.16%, declined from 2.00% at the beginning of the fiscal year. The average maturity during the six months ranged from a low of 57 days to a high of 81 days and stood at 64 days on May 31, 2002.

GOVERNMENT PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income from investments in a diversified portfolio of high-quality money market securities. The Government Portfolio invests in: securities issued by the United States Government, its agencies and instrumentalities.

SEMI-ANNUAL REVIEW
The Government Portfolio's daily dividend aggregated to 1.05% on an annual basis, 1.06% compounded monthly for the six months ended May 31, 2002. The average maturity during the six months ranged from 54 days to 79 days and was 60 days on May 31, 2002.

GENERAL MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal income taxes by investing in a diversified portfolio of high-grade municipal money market securities. Investments include: municipal notes, short-term municipal bonds, lease obligations and industrial development bonds.

SEMI-ANNUAL REVIEW

Annualized daily dividends were 0.64%, 0.64% compounded monthly during the six months ended May 31, 2002. For an investor not subject to the alternative minimum tax in the top federal income tax bracket of 38.6% (for 2002), the effective compounded monthly yield was equivalent to a taxable return of 1.04%. The average maturity ranged from 27 days to 84 days during the six month period and was 32 days on May 31, 2002.

CALIFORNIA MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal and California personal income taxes by investing in a diversified portfolio of high-grade municipal money market securities. The municipal securities in which the California Municipal Portfolio invests include: municipal notes, short-term municipal bonds, lease obligations and industrial development bonds.

SEMI-ANNUAL REVIEW

For the six months ended May 31, 2002, annualized daily dividends aggregated 0.64%, 0.64% compounded monthly. For a person not subject to the alternative minimum tax in the top federal and California income tax brackets of

38.6% (for 2002) and 9.3%, respectively, the monthly compounded return would be equivalent to a taxable return of 1.15%. The average maturity ranged from 24 days to 46 days and stood at 27 days on May 31, 2002.

NEW YORK MUNICIPAL PORTFOLIO:

OBJECTIVE

Seeks safety of principal, liquidity and maximum current income exempt from federal, New York State and New York City income taxes by investing in a portfolio of high-grade municipal money market securities. The municipal securities in which the New York Municipal Portfolio invests include: municipal notes, short-term municipal bonds, lease obligations and industrial development bonds.

SEMI-ANNUAL REVIEW

During the six months ended May 31, 2002, annualized daily dividends were 0.65%, 0.66% compounded monthly. This is equivalent to an effective taxable yield of 1.19% for a person not subject to the alternative minimum tax in the top federal, New York State and New York City tax brackets of 38.6% (for 2002), 6.85% and 3.83%, respectively. The average maturity ranged from 22 days to 46 days and stood at 24 days on May 31, 2002.

MAY 31, 2002

SCHEDULES OF INVESTMENTS (unaudited)

PRIMARY PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                                              VALUE
---------                                                            -----
CERTIFICATES OF DEPOSIT--22.1%
 $100,000  Bank of Nova Scotia,
             1.75%-2.29%, 6/17/02-12/31/02                    $  100,003,107
  110,000  Banque Nationale de Paris
             Paribas Group,
             1.80%-1.84%, 6/10/02-7/29/02                        110,000,744
   85,000  RaboBank Nederland NV,
             2.42%-3.83%, 6/24/02-10/21/02                        85,001,655
  100,000  Royal Bank Scotland,
             1.68%-1.88%, 6/17/02-7/31/02                        100,001,047
   50,000  Societe Generale NA,
             1.82%, 6/24/02                                       50,000,000
   75,000  Svenska Handelsbanken Inc.,
             2.31%-2.36%, 11/19/02-11/26/02                       75,003,528
  100,000  Toronto Dominion Bank,
             2.02%-2.08%, 9/23/02-10/15/02                       100,004,209
                                                              --------------
Total Certificates of Deposit
  (amortized cost--$620,014,290)                                 620,014,290
                                                              --------------

COMMERCIAL PAPER--56.5%
   50,000  Abbey National NA Corp.,
             1.83%, 7/3/02                                        49,918,667
   85,000  American Express Credit Corp.,
             1.76%, 6/26/02-7/8/02                                84,877,289
   72,000  Australian Wheat Board Finance Ltd.,
             1.76%-1.84%, 7/9/02-8/7/02                           71,819,343
  110,000  Bank One Austrialia Ltd.,
             1.76%-1.83%, 6/3/02-8/13/02                         109,841,278
   95,000  Barclay US Funding Corp.,
             1.77%-1.82%, 6/10/02- 9/9/02                         94,763,229
   31,700  British Columbia (Province of),
             1.95%, 11/18/02                                      31,408,096
  100,000  Canadian Imperial Bank of Commerce,
             1.81%, 6/3/02                                        99,989,944
   40,000  Chevron UK Investment plc,
             1.81%, 6/11/02                                       39,979,889
   25,000  General Electric Capital Corp.,
             1.75%, 6/6/02                                        24,993,924
   45,000  General Electric Capital Services, Inc.
             1.78%, 7/11/02-7/22/02                               44,900,122
  105,000  Halifax plc,
             1.79%-1.91%, 6/10/02-9/4/02                         104,745,890
    90,000 Household Financial Corp.,
             1.79%, 6/3/02                                        89,991,050
 $ 25,000  ING America Insurance
             Holdings, Inc.,
             1.81%, 8/14/02                                   $   24,906,986
  105,000  Morgan Stanley Dean Witter & Co.,
             1.76%-1.85%, 6/10/02-7/15/02                        104,881,833
   51,175  Oesterreichische Kontrollbank AG,
             1.78%-1.80%, 6/5/02                                  51,164,812
   90,000  Prudential Funding Corp.
             1.76%-1.78%, 6/18/02-6/25/02                         89,913,067
   20,094  Rio Tinto America, Inc.,
             1.82%, 8/13/02                                       20,019,842
   94,910  Rio Tinto Ltd.
             1.77%-1.81%, 6/7/02-8/5/02                           94,741,550
   50,000  Royal Bank of Canada,
             1.65%, 7/31/02                                       49,862,500
   50,000  Societe Generale NA,
             1.78%, 6/10/02                                       49,977,750
   25,000  Svenska Handelsbanken, Inc.,
             1.80%, 8/19/02                                       24,901,250
   75,000  Toyota Motor Credit Corp.,
             1.74%-1.77%, 6/10/02-6/17/02                         74,958,583
   50,000  Volkswagon of America, Inc.,
             1.78%-1.92%, 7/25/02-10/22/02                        49,742,583
  105,000  Wells Fargo Financial Corp.,
             1.76%-1.77%, 6/13/02-6/24/02                        104,909,576
                                                              --------------
Total Commercial Paper
  (amortized cost--$1,587,209,053)                             1,587,209,053
                                                              --------------

U.S. GOVERNMENT AGENCIES--21.2%
           Federal Home Loan Bank,
  295,000    1.97%-3.92%, 6/12/02-6/13/03                        295,000,000
   98,000    1.99%, 6/15/02*                                      98,000,000
           Student Loan Marketing Association,
    5,000    zero coupon, 6/3/02                                   4,999,506
  196,000    1.79%-1.82%, 6/4/02*                                196,000,000
                                                              --------------
Total U.S. Government Agencies
  (amortized cost--$593,999,506)                                 593,999,506
                                                              --------------
Total Investments
  (amortized cost--$2,801,222,849+)               99.8%        2,801,222,849
Other assets less liabilities                      0.2             6,065,957
                                                 -----        --------------
Net Assets                                       100.0%       $2,807,288,806
                                                 =====        ==============


GOVERNMENT PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                                             VALUE
---------                                                           -----
U.S. GOVERNMENT AGENCIES--99.8%
FANNIE MAE--38.9%
   $6,500  1.73%, 6/12/02                                        $ 6,496,564
    2,240  1.74%, 7/26/02                                          2,234,045
    3,000  1.76%, 6/24/02                                          2,996,627
    3,000  1.79%, 7/31/02                                          2,991,050
    3,000  1.80%, 8/7/02                                           2,989,950
    3,500  1.81%, 6/5/02                                           3,499,296
    2,000  1.85%, 7/15/02                                          1,995,478
    9,000  1.88%, 6/5/02-8/5/02                                    8,985,796
      406  1.92%, 9/16/02                                            403,683
    2,000  2.36%, 11/15/02                                         1,978,104
                                                                 -----------
Total Fannie Mae
  (amortized cost--$34,570,593)                                   34,570,593
                                                                 -----------
FEDERAL FARM CREDIT BANK--3.4%
    3,000  1.71%, 7/02/02
  (amortized cost--$2,995,582)                                     2,995,582
                                                                 -----------
FEDERAL HOME LOAN BANK--27.2%
    5,000  1.73%, 6/21/02                                          4,995,195
    3,000  1.74%, 7/24/02                                          2,992,315
    7,189  1.86%, 7/31/02                                          7,166,714
    2,000  1.97%, 11/19/02                                         2,000,000
    2,000  1.99%, 5/15/03                                          2,000,000
    2,000  2.15%, 12/27/02                                         1,975,036
    1,000  2.35%, 3/14/03                                          1,000,000
    1,000  2.625%, 6/13/03                                         1,000,000
    1,000  3.92%, 6/12/02                                          1,000,000
                                                                 -----------
Total Federal Home Loan Bank
  (amortized cost--$24,129,260)                                   24,129,260
                                                                 -----------
FREDDIE MAC--25.8%
    5,000  1.73%, 6/25/02                                          4,994,233
    4,000  1.74%, 6/4/02                                           3,999,420
    3,000  1.77%, 8/5/02                                           2,990,413
    2,000  1.88%, 8/30/02                                          1,990,600
    5,000  2.01%, 8/26/02                                          4,975,992
    2,000  2.27%, 11/7/02                                          1,979,948
    2,000  2.35%, 12/5/02                                          1,975,586
                                                                 -----------
Total Freddie Mac
  (amortized cost--$22,906,192)                                   22,906,192
                                                                 -----------
STUDENT LOAN MARKETING ASSOCIATION--4.5%
   $2,000  1.79%, 11/21/02                                       $ 2,000,000
    1,000  1.80%, 10/17/02                                         1,000,000
    1,000  1.82%, 7/18/02                                          1,000,000
                                                                 -----------

Total Student Loan Marketing Association
  (amortized cost--$4,000,000)                                     4,000,000
                                                                 -----------

Total Investments
  (amortized cost--$88,601,627+)                  99.8%           88,601,627
Other assets less liabilities                      0.2               172,982
                                                 -----           -----------
Net Assets                                       100.0%          $88,774,609
                                                 =====          ============
GENERAL MUNICIPAL PORTFOLIO
ALABAMA--2.9%
   $1,100  Decatur Ind. Dev. Board,
             Amoco Chemical Co. Proj.,
             1.70%, 6/3/02*                                      $ 1,100,000
    1,700  Phenix City, EIR, Mead Proj.,
             (LC; Toronto Dominion Bank),
             1.60%-1.65%, 6/3/02*                                  1,700,000
      200  Stevenson Indl. Dev. Board, EIR,
             Mead Corp. Proj.,
             (LC; Bank of America NA),
             1.60%, 6/3/02*                                          200,000
                                                                 -----------
                                                                   3,000,000
                                                                 -----------
CALIFORNIA--7.4%
    1,200  Los Angeles Regional Airport
             Improvement Corp.,
             (LC; Societe Generale),
             1.60%-1.65%, 6/3/02*                                  1,200,000
    1,700  Newport Beach Rev.,
             Presbyterian Memorial Hospital,
             (LC: Bank of America NA),
             1.55%, 6/3/02*                                        1,700,000
      100  PCFA, SWDR,
             Shell Oil Co., Martinez Proj.,
             1.60%, 6/3/02*                                          100,000
    2,200  San Diego Port Dist.,
             1.50%, 8/12/02                                        2,200,000
    2,400  University of Calif. Rev.,
             1.20%, 6/3/02                                         2,400,000
                                                                 -----------
                                                                   7,600,000
                                                                 -----------
COLORADO--1.0%
    1,000  Denver City & Cnty. Airport,
             1.65%, 9/4/02                                         1,000,000
                                                                 -----------


GENERAL MUNICIPAL PORTFOLIO (CONT'D.)

PRINCIPAL
 AMOUNT
  (000)                                                             VALUE
---------                                                           -----
DELAWARE--0.6%
 $    600  State EDAR,
             Delmarva Power & Light Co. Proj.,
             1.70%, 6/3/02*                                      $   600,000
                                                                 -----------
DISTRICT OF COLUMBIA--4.4%
    4,500  Dist. of Columbia,
             1.20%-1.65%, 6/11/02-8/5/02                           4,500,000
                                                                 -----------
FLORIDA--6.7%
    1,000  Gainesville USR,
             1.65%, 9/09/02                                        1,000,000
    3,500  Jacksonville Elec. Auth.,
             1.55%, 6/18/02                                        3,500,000
    2,400  Jacksonville Pwr. & Light,
             1.75%, 9/10/02                                        2,400,000
                                                                 -----------
                                                                   6,900,000
                                                                 -----------
GEORGIA--4.1%
    1,475  Burke Cnty. PCR,
           Oglethorpe Power Corp.,
             (FGIC) 1.45%, 6/5/02*                                 1,475,000
    2,700  Muni. Elec. Auth., Ser. A,
             (LC; Morgan Guaranty Trust),
             1.60%, 6/4/02                                         2,700,000
                                                                 -----------
                                                                   4,175,000
                                                                 -----------
ILLINOIS--7.7%
           Chicago O'Hare International
             Airport Rev.,
    3,000    (LC; Bayerische Landesbank),
             1.21%, 6/5/02*                                        3,000,000
      845    Ser. B, (LC; Societe Generale),
             1.45%, 6/5/02*                                          845,000
    3,000  Chicago WR, (LC; Bank One),
             1.40%, 6/5/02*                                        3,000,000
    1,000  Madison Cnty. EIR, Ser. A,
             1.70%, 6/3/02*                                        1,000,000
                                                                 -----------
                                                                   7,845,000
                                                                 -----------
INDIANA--1.9%
    1,000  Indianapolis Airport Rev.,
             1.70%, 9/5/02                                         1,000,000
    1,000  Indianapolis PIB, Ser. H,
             2.40%, 7/9/02                                         1,000,824
                                                                 -----------
                                                                   2,000,824
                                                                 -----------
KENTUCKY--2.9%
   $2,000  HEL, Student Loan Corp.,
             SLR, Ser. E, (AMBAC),
             1.45%, 6/5/02*                                      $ 2,000,000
    1,000  Louisville & Jefferson Cnty.
             Regional Airport,
             UPS Worldwide Forwarding,
             1.65%, 6/3/02*                                        1,000,000
                                                                 -----------
                                                                   3,000,000
                                                                 -----------
LOUISIANA--1.3%
    1,300  Plaquemines Parish EIR,
             BP Exploration & Oil,
             1.70%, 6/3/02*                                        1,300,000
                                                                 -----------
MARYLAND--4.9%
    5,000  Health & Higher Education,
             John Hopkins Univ., Ser. C,
             1.25%-1.55%, 6/5/02-7/10/02                           5,000,000
                                                                 -----------
MASSACHUSETTS--5.0%
           WR Auth.,
    3,400    (AMBAC), 1.40%,
             6/5/02*, Ser A                                        3,400,000
    1,700    1.30%, 8/8/02, Ser. 94                                1,700,000
                                                                 -----------
                                                                   5,100,000
                                                                 -----------
MICHIGAN--3.2%
    1,000  State BAR, Ser. 1,
             1.60%, 7/18/02                                        1,000,000
    1,105  State BAR, Ser. I,
             5.40%, 10/1/03
             (Prerefunded @102, 10/1/02)++                         1,126,487
    1,200  University Rev.,
             Medical Service Plan, Ser. A,
             1.60%, 6/3/02*                                        1,200,000
                                                                 -----------
                                                                   3,326,487
                                                                 -----------
MISSISSIPPI--1.6%
    1,415  Hospital Equip., Ser. 97,
             1.20%, 6/7/02                                         1,415,000
      200  Jackson Cnty. PFR, Chevron USA Inc.,
             1.65%, 6/3/02*                                          200,000
                                                                 -----------
                                                                   1,615,000
                                                                 -----------
NEW YORK--12.9%
      800  GO, Ser. B2, (MBIA),
             1.55%, 6/3/02*                                          800,000
    1,800  LIPA, ESR,
             Ser. 7, (MBIA),
             1.10%, 6/5/02*                                        1,800,000

PRINCIPAL
 AMOUNT
  (000)                                                             VALUE
---------                                                           -----
NEW YORK (CONT'D.)
   $4,400  MTA Transit Facilities TRAN,
             Special Obligation, Ser. B,
             1.50%, 6/24/02, (AMBAC)                            $  4,400,000
    1,450  New York City HHR, Ser. F,
             (LC; Commerzbank AG),
             1.35%, 6/5/02*                                        1,450,000
    2,000  New York & New Jersey Port Auth.,
             Ser. B,
             1.25%, 7/12/02                                        2,000,000
    2,000  State Housing FAR, Normandie Ct.,
             (LC; Landesbank Hessen),
             1.40%, 6/5/02*                                        2,000,000
      800  State JDA,
             Ser. A1-A42-B1-B21,
             1.57%, 6/3/02*                                          800,000
                                                                ------------
                                                                  13,250,000
                                                                ------------
NORTH CAROLINA--3.4%
    3,500  Medical Care Community HR,
             Duke Univ. Hospital Proj.,
             (LC; Wachovia Bank N.A.),
             1.55%, 6/3/02*                                        3,500,000
                                                                ------------
NORTH DAKOTA--0.4%
      400  Grand Forks HCFR,
             United Hospital Oblig. Group,
             (LC; Lasalle National Bank),
             1.60%, 6/3/02*                                          400,000
                                                                ------------
OREGON--0.9%
      900  Port Portland SOR,
             Horizon Air Industries Inc.,
             (LC; Bank of America NA),
             1.60%, 6/3/02*                                          900,000
                                                                ------------
PENNSYLVANIA--1.4%
    1,400  Philadelphia Hospital & HEA,
             Children's Hospital of Philadelphia,
             (LC; Morgan Guaranty Trust),
             1.55%, 6/3/02*                                        1,400,000
                                                                ------------
SOUTH CAROLINA--1.4%
      400  Berkeley Cnty. FIR,
             Amoco Chemical Co.,
             1.70%, 6/3/02*                                          400,000
    1,000  State Highway GO, Ser. B,
             5.00%, 4/1/03                                         1,028,327
                                                                ------------
                                                                   1,428,327
                                                                ------------
TENNESSEE--2.7%
    2,800  State GO, Ser. A,
             1.75%, 6/10/02                                        2,800,000
                                                                ------------
TEXAS--13.8%
   $1,000  Brazos HEA, Ser. B-1, (LC; SLMA),
             1.45%, 6/5/02*                                      $ 1,000,000
    2,500  City of San Antonio,
             1.65%, 8/6/02                                         2,500,000
      400  Gulf Coast WDA,
             Amoco Oil Co. Proj.,
             1.70%, 6/3/02*                                          400,000
    1,000  Exxon Mobil Co. Proj., Ser. B,
             1.65%, 6/3/02*                                        1,000,000
    3,970  Harris Cnty. GO, Ser. C,
             1.65%, 8/7/02-9/6/02                                  3,970,000
      350  HEA, Ser. B, (FGIC),
             1.45%, 6/5/02*                                          350,000
      100  Lone Star Airport Improvement Auth.,
             (LC; Royal Bank of Canada)
             1.60%, 6/3/02*                                          100,000
      300  North Central Health Fac.,
             Methodist Hospital, (MBIA),
             1.65%, 6/3/02*                                          300,000
    2,000  San Antonio Electric & Gas, Ser. A,
             1.30%, 6/6/02                                         2,000,000
    2,500  State RAN, Ser. A-L32,
             3.75%, 8/29/02                                        2,513,692
                                                                ------------
                                                                  14,133,692
                                                                ------------
UTAH--1.0%
    1,000  Intermountain Pwr. Agy.,
             PSSR, Ser. F, (AMBAC),
             1.50%, 9/15/02                                        1,000,000
                                                                ------------
WISCONSIN--1.9%
    2,000  Milwaukee BAN,
             3.50%, 8/29/02                                        2,004,912
                                                                ------------
WYOMING--1.2%
           Lincoln Cnty. PCR,
      700    Exxon Proj. C, 1.50%, 6/3/02*                           700,000
      500    Exxon Proj. D, 1.50%, 6/3/02*                           500,000
                                                                ------------
                                                                   1,200,000
                                                                ------------

Total General Municipal Bonds & Notes
  (amortized cost--$98,979,242)                                   98,979,242
                                                                ------------

Total Investments
  (amortized cost--$98,979,242+)                  96.6%          $98,979,242
Other assets less liabilities                      3.4             3,469,559
                                                 -----          ------------
Net Assets                                       100.0%         $102,448,801
                                                 =====          ============


CALIFORNIA MUNICIPAL PORTFOLIO

PRINCIPAL
 AMOUNT
  (000)                                                             VALUE
---------                                                           -----
CALIFORNIA MUNICIPAL BONDS & NOTES--93.6%
   $1,500  Anaheim CP,
             1993 Ref. Projs., (AMBAC),
             1.30%, 6/5/02*                                     $ 1,500,000
    3,306  Department of Water,
             1.45%-1.50%, 6/7/02                                  3,306,000
    1,990  Eastern Municipal WD, WSR, CP,
             Ser. B, (FGIC),
             1.30%, 6/6/02*                                       1,990,000
    2,000  Fresno Cnty.,
             University School District, TRAN,
             3.00%, 10/2/02                                       2,010,603
    2,400  Golden Empire School FAR,
             Kern High School Dist.,
             Ser. A, (LC; Bank of New York),
             1.30%, 6/5/02*                                       2,400,000
    2,800  Golden Gate Bridge HTA,
             1.15%, 6/17/02                                       2,800,000
           HFFAR, Hospital Adventist, (MBIA),
      600    1.55%, 6/3/02, Ser. A*                                 600,000
      665    1.55%, 6/3/02, Ser. C*                                 665,000
    2,000  Los Angeles Cnty. Capital Asset
             Leasing Corp.,
             (LC; Westdeutsche Landesbank),
             1.40%, 6/14/02                                       2,000,000
    4,000  Los Angeles Cnty. GO, TRAN,
             (LC; Landesbaken Hessen),
             3.50%-3.75%, 6/28/02                                 4,002,939
    1,800  Los Angeles Cnty., MTA, Ser. A,
             (LC; Landesbaken Hessen),
             1.20%, 7/12/02                                       1,800,000
    2,000  Los Angeles Cnty. WP Electric Plant,
             (LC; Bank of America NA),
             1.35%-1.55%, 8/9/02-8/16/02                          2,000,000
    1,000  Northern Calif. Transmission Agency,
             Rev., Ser. A, (FSA)
             1.35%, 6/6/02*                                       1,000,000
      500  Orange Cnty., Improvement Board,
             (LC; Societe Generale),
             1.55%, 6/3/02*                                         500,000
    2,400  Orange Cnty. Sanitation. Dist.,
             CP, (AMBAC),
             1.30%, 6/6/02*                                       2,400,000
    2,300  PCFA, PCR,
             Ref. Exxon Proj.,
             1.55%, 6/3/02*                                       2,300,000
           PCFA, SWDR,
   $2,300    Santa Clara Valley Disposal Co., Ser. A,
             (LC; Bank of America NT)
             1.40%, 6/5/02*                                     $ 2,300,000
      350    Shell Martinez Refining, Ser. B,
             1.60%, 6/3/02*                                         350,000
    2,000    Shell Oil Co., Martinez Proj., Ser. A,
             1.60%, 6/3/02*                                       2,000,000
    2,300  Port of Oakland,
             (LC; Commerzbank AG),
             1.35%-1.40%, 6/24/02-8/2/02                          2,300,000
    1,000  Public Work Board Lease Rev.,
             6.40%, 12/1/02
             (Prerefunded @102, 12/1/02)++                        1,044,010
      400  Rancho Mirage JT Powers FAR, Ser. A,
             (LC; Bank of New York)
             1.55%, 6/3/02*                                         400,000
    1,400  San Bernardino City, University
             School Dist., CP, (FSA),
             1.40%, 6/6/02*                                       1,400,000
    1,300  San Bernardino Cnty., CP,
             Med. Ctr. Proj., (MBIA),
             1.14%, 6/5/02*                                       1,300,000
    1,700  San Diego Cnty., GO, Ser. A,
             1.42%, 6/4/02*                                       1,700,000
    3,250  San Diego Cnty. Unified Port. Dist.,
             Ser. A, (LC; Canadian Imperial
             Bank of Commerce),
             1.20%-1.50%, 6/5/02-8/12/02                          3,250,000
    2,000  San Diego Cnty., Transportation,
             1.20%, 7/11/02                                       2,000,000
    1,500  San Joaquin Cnty. TA,
             1.30%, 8/8/02                                        1,500,000
      300  Santa Ana, Health Fac. Rev.,
             (LC; Banque Nationale de Paris
             Paribas Group)
             1.55%, 6/3/02*                                         300,000
           SCDA, CP,
      200    1.52%, 6/3/02 (MBIA)*                                  200,000
    1,000    1.45%, 6/5/02*                                       1,000,000
    1,000  School Cash Reserve
             Prog. Auth., Ser. A, (AMBAC),
             4.00%, 7/3/02                                        1,001,153
      941  Southeast Res. Recovery Facs. Auth.,
             Ser. A, (LC; Morgan Guaranty Trust),
             1.30%, 6/5/02*                                         941,000
    2,000  State, GO,
             1.30%-1.60%, 6/11/02-7/15/02                         2,000,000

PRINCIPAL
 AMOUNT
  (000)                                                             VALUE
---------                                                           -----
CALIFORNIA MUNICIPAL BONDS & NOTES (CONT'D.)
   $1,585  TFAR, (FSA),
             1.35%, 6/5/02*                                     $  1,585,000
           University of Calif.,
      900    1.05%, 6/12/02                                          900,000
      500    6.875%, 9/12/02, Ser. A
             (Prerefunded @102, 9/1/02)++                            511,730
                                                                ------------
Total California Municipal Bonds & Notes
  (amortized cost--$59,257,435)                                   59,257,435
                                                                ------------
TAX-EXEMPT COMMERCIAL PAPER--2.8%
PUERTO RICO--2.8%
    1,800  Puerto Rico Gov't. Dev. Bank,
             1.35%, 8/29/02
   (amortized cost--$1,800,000)                                    1,800,000
                                                                ------------
Total Investments
   (amortized cost--$61,057,435+)              96.4%              61,057,435
Other assets less liabilities                   3.6                2,261,234
                                              -----             ------------
Net Assets                                    100.0%            $ 63,318,669
                                              =====             ============
NEW YORK MUNICIPAL PORTFOLIO
NEW YORK MUNICIPAL BONDS & NOTES--89.7%
   $1,800  Great Neck North WSR, Ser. A, (FGIC),
             1.35%, 6/5/02*                                     $  1,800,000
    2,000  Half Hollow Hills Central
                               School Dist., TAN,
             3.00% 6/28/02                                         2,000,714
           LIPA ESR,
    1,200    Ser. 7, 1.10%, 6/5/02*                                1,200,000
    1,000    Ser. 2, (LC: Bayerische LandesBank),
             1.55%, 6/3/02*                                        1,000,000
    2,500  MTA Transit Facilities TRAN,
             Special Obligation,
             Ser. 98-Sub. Ser. B,
             (LC; ABN-Amro Bank NV),
             1.25%, 6/3/02-6/13/02                                 2,500,000
    1,000  Municipal Assistance Corp., Ser. E,
             4.70%, 7/1/02                                         1,001,723
    2,415  New York City Health & Hospital Corp.
             Rev., Ser. F,
             (LC; Commerzbank AG),
             1.35%, 6/5/02*                                        2,415,000
    1,600  New York City IDA, CFR,
             National Audubon Society,
             (LC; Dexia Credit),
             1.50%, 6/3/02*                                        1,600,000
           New York City Transitional FAR,
   $2,000    Ser. A-1, 1.50%, 6/5/02*                           $  2,000,000
      200    Future Tax, Ser. B-1,
             (LC; Morgan Guaranty Trust),
             1.55%, 6/3/02*                                          200,000
           New York City Trust CRR,
    2,000    Carnegie Hall,
             (LC; Westdeutsche Landesbank),
             1.55%, 6/5/02*                                        2,000,000
    1,900    Soloman R. Guggenheim, Ser. B,
             (LC; Westdeutsche Landesbank),
             1.50%, 6/3/02*                                        1,900,000
    3,050  Port Auth. of New York &
             New Jersey, Ser. B,
             1.50%, 6/6/02-8/9/02                                  3,050,000
           State DAR,
    2,000    Cornell University,
             1.50%, 8/16/02-9/9/02                                 2,000,000
    1,580    Oxford University Press Inc.,
             (LC; Landesbank Hessen),
             1.30%, 6/5/02*                                        1,580,000
    1,500    Public Library, Ser. A, (MBIA),
             1.30%, 6/5/02*                                        1,500,000
    3,700    Ser. 1997,
             1.15%-1.60%, 6/10/02-9/10/02                          3,700,000
           State Environmental GO,
    2,700    Ser. 1997A,
             (LC; Bayerische Landesbank),
             1.35%, 6/6/02-6/7/02                                  2,700,000
    2,200    Niagara Mohawk Power Corp. Proj.,
             Ser. A,
             (LC; Toronto Dominion Bank),
             1.55%-1.65%, 6/3/02*                                  2,200,000
    1,300    Rochester Electric & Gas Corp.,
             Ser. A, (MBIA),
             1.30%, 6/5/02*                                        1,300,000
    1,600  State Housing FAR, Normandie Ct.,
             (LC; Landesbank Hessen),
             1.40%, 6/5/02*                                        1,600,000
    1,100  State Job Dev. Auth.,
             Ser. B1-B21, 1.57%, 6/3/02*                           1,100,000
    2,000  State LGAC,
             Ser. E, (LC; Societe Generale &
             Landesbank Hessen),
             1.30%, 6/5/02*                                        2,000,000
    1,500  State PAR, Ser. 2,
             1.25%, 6/5/02-7/12/02                                 1,500,000
      950  State TA, (FGIC),
             1.60%, 6/3/02*                                          950,000

PRINCIPAL
 AMOUNT
  (000)                                                             VALUE
---------                                                           -----
NEW YORK MUNICIPAL PORTFOLIO (CONT'D.)
NEW YORK MUNICIPAL BONDS & NOTES (CONT'D.)
   $2,000  Westchester Cnty. GO,
             6.625%, 11/1/02                                    $  2,043,387
                                                                ------------
Total New York Municipal Bonds & Notes
  (amortized cost--$46,840,824)                                   46,840,824
                                                                ------------
TAX-EXEMPT COMMERCIAL PAPER--3.0%
PUERTO RICO--3.0%
    1,600  Puerto Rico Gov't. Dev. Bank,
             1.60%, 9/20/02
   (amortized cost--$1,600,000)                                    1,600,000
                                                                ------------
Total Investments
  (amortized cost--$48,440,824+)               92.7%              48,440,824
Other assets less liabilities                   7.3                3,790,081
                                              -----             ------------
Net Assets                                    100.0%            $ 52,230,905
                                              =====             ============


+ Federal income tax basis of portfolio securities is the same as for financial reporting purposes.

++ Bonds which are pre-refunded are collateralized by U.S. Government or other eligible securities which are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date.

* Variable Rate Demand Notes. The interest rates on these instruments change on a specified date (such as a coupon date or interest payment date) and/or vary with changes in a designated base rate (such as the prime interest rate). Maturity date shown is date of next rate change and the interest rate disclosed reflects the rate in effect on May 31, 2002.


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

Abbreviations:


 AMBAC        insured by American Mortgage Bond Assurance
               Corporation
 BAN          Bond Anticipation Notes
 BAR          Building Authority Revenue
 CFR          Civic Facility Revenue
 CP           Certificates of Participation
 CRR          Cultural Resources Revenue
 DAR          Dormitory Authority Revenue
 EDAR         Economic Development Authority Revenue
 EIR          Environment Improvement Revenue
 ESR          Electric System Revenue
 FAR          Finance Authority Revenue
 FGIC         insured by Financial Guaranty Insurance
               Corporation
 FIR          Facility Industrial Revenue
 FSA          insured by Financial Security Assurance
 GO           General Obligation
 HCFR         Health Care Facility Revenue
 HEA          Higher Education Authority
 HEL          Higher Education Loan
 HFFAR        Health Facilities Financing Authority Revenue
 HHR          Health & Hospital Revenue
 HR           Hospital Revenue
 HTA          Highway and Thruway Authority
 IDA          Industrial Development Authority
 JDA          Job Development Authority
 LC           Letter of Credit
 LGAC         Local Government Assistance Corp.
 LIPA         Long Island Power Authority
 MBIA         insured by Municipal Bond Investors Assurance
 MTA          Metropolitan Transportation Authority
 PAR          Power Authority Revenue
 PCFA         Pollution Control Financing Authority
 PCR          Pollution Control Revenue
 PFR          Port Facility Revenue
 PIB          Public Improvement Board
 PSSR         Power Supply System Revenue
 RAN          Revenue Anticipation Notes
 SCDA         Statewide Communities Development Authority
 SLMA         Student Loan Marketing Association
 SLR          Student Loan Revenue
 SOR          Special Obligation Revenue
 SWDR         Solid Waste Disposal Revenue
 TA           Transit Authority
 TAN          Tax Anticipation Notes
 TFAR         Transit Finance Authority Revenue
 TRAN         Tax Revenue Anticipation Notes
 USR          Utilities System Revenue
 WD           Water District
 WDA          Waste Disposal Authority
 WP           Water and Power
 WR           Water Revenue
 WSR          Water and Sewer Revenue

STATEMENTS OF ASSETS AND LIABILITIES (unaudited)

                                                                           GENERAL         CALIFORNIA       NEW YORK
                                        PRIMARY         GOVERNMENT        MUNICIPAL        MUNICIPAL        MUNICIPAL
                                       PORTFOLIO        PORTFOLIO         PORTFOLIO        PORTFOLIO        PORTFOLIO
                                     --------------   --------------     ------------     -----------      -----------
ASSETS:
   Investments, at value
     (amortized cost--
     $2,801,222,849, $88,601,627,
     $98,979,242, $61,057,435
     and $48,440,824, respectively)  $2,801,222,849   $   88,601,627     $ 98,979,242     $61,057,435      $48,440,824
   Cash                                     304,118          245,491           64,302          41,173           11,426
   Interest receivable                    9,626,232           56,927          444,517         339,373          240,842
   Receivable for investments
     sold/called                                 --               --        3,084,979       3,000,000        3,613,195
   Receivable for shares sold                   575               --              --               --               --
   Prepaid expenses and other assets        133,482           15,872          39,775           21,509            7,335
                                     --------------   --------------     ------------     -----------      -----------
     Total Assets                     2,811,287,256       88,919,917      102,612,815      64,459,490       52,313,622
                                     --------------   --------------     ------------     -----------      -----------
LIABILITIES:
   Dividend payable                       1,338,935           36,337           34,599          20,401           17,588
   Investment advisory fee payable          982,031           40,715           46,520          14,017               --
   Distribution fee payable                 603,153           20,358           23,260          14,017           11,231
   Payable for shares redeemed               10,013            1,200               --              --           10,852
   Payable for investment purchased              --               --               --       1,044,543               --
   Accrued expenses                       1,064,318           46,698           59,635          47,843           43,046
                                     --------------   --------------     ------------     -----------      -----------
     Total Liabilities                    3,998,450          145,308          164,014       1,140,821           82,717
                                     --------------   --------------     ------------     -----------      -----------
     Net Assets                      $2,807,288,806      $88,774,609     $102,448,801     $63,318,669      $52,230,905
                                     --------------   --------------     ------------     -----------      -----------
COMPOSITION OF NET ASSETS:
   Par value ($0.0001 per share,
     10 billion shares
     authorized for each Portfolio)  $      280,733   $        8,879     $     10,251     $     6,333      $     5,217
   Paid-in-capital in excess of par   2,807,010,704       88,761,789      102,446,408      63,317,197       52,164,035
   Accumulated net realized gain
    (loss) on investments                    (2,631)           3,941           (7,858)         (4,861)          61,653
                                     --------------   --------------     ------------     -----------      -----------
   Net Assets                        $2,807,288,806      $88,774,609     $102,448,801     $63,318,669      $52,230,905
                                     ==============      ===========     ============     ===========      ===========
   Shares outstanding                 2,807,330,606       88,792,861      102,507,791      63,330,111       52,172,450
                                     --------------   --------------     ------------     -----------      -----------
   NET ASSET VALUE PER SHARE                  $1.00            $1.00            $1.00           $1.00            $1.00
                                              =====            =====            =====           =====            =====


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

SIX MONTHS ENDED MAY 31, 2002

STATEMENTS OF OPERATIONS (unaudited)

                                                                              GENERAL        CALIFORNIA      NEW YORK
                                          PRIMARY          GOVERNMENT        MUNICIPAL       MUNICIPAL       MUNICIPAL
                                         PORTFOLIO          PORTFOLIO        PORTFOLIO       PORTFOLIO       PORTFOLIO
                                        -----------         --------         --------        --------        ---------
INVESTMENT INCOME:
   Interest                             $32,112,196         $977,585         $837,693        $463,725        $ 388,316
                                        -----------         --------         --------        --------        ---------
EXPENSES:
   Investment advisory fees               6,028,960          242,948          293,193         164,269          153,736
   Distribution fees                      3,705,771          121,474          149,034          82,134           76,868
   Transfer agent fees                      781,005           20,043           34,769          12,976           37,575
   Administrative services fees             741,154           24,295           29,807          16,427           15,374
   Shareholder servicing fees               336,570           21,097           12,858           7,116           10,626
   Reports to shareholders                  135,191            3,670            4,650           2,660            2,609
   Directors' fees and expenses             117,310            1,987            2,792           2,411            1,938
   Custodian fees                            80,229           12,124           10,491           6,409              518
   Insurance expense                         27,716            1,914            2,239           1,491            1,381
   Audit and tax service fees                22,736            8,155            6,680           8,079            7,202
   Registration fees                         17,057            5,269            4,683           1,124            2,030
   Miscellaneous                             22,543            1,086            1,793           1,363            1,287
                                        -----------         --------         --------        --------        ---------
     Total expenses                      12,016,242          464,062          552,989         306,459          311,144
     Less: investment advisory
            fees waived                          --               --          (96,025)        (53,435)        (121,384)
          expense offset                     (1,279)            (848)            (357)           (273)            (344)
                                        -----------         --------         --------        --------        ---------
     Net expenses                        12,014,963          463,214          456,607         252,751          189,416
                                        -----------         --------         --------        --------        ---------
       Net investment income             20,097,233          514,371          381,086         210,974          198,900
   Net realized gain (loss)
     on investments                         (19,320)           2,540           28,500              --           73,675
                                        -----------         --------         --------        --------        ---------
   Net increase in net assets
     resulting from operations          $20,077,913         $516,911         $409,586        $210,974        $ 272,575
                                        ===========         ========         ========        ========        =========


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS

                                              PRIMARY PORTFOLIO                      GOVERNMENT PORTFOLIO
                                     ------------------------------------      -------------------------------------
                                       SIX MONTHS                              SIX MONTHS
                                         ENDED                                 ENDED
                                      MAY 31, 2002         YEAR ENDED          MAY 31, 2002          YEAR ENDED
                                      (UNAUDITED)       NOVEMBER 30, 2001      (UNAUDITED)         NOVEMBER 30, 2001
                                     ---------------    -----------------      -------------       -----------------
OPERATIONS:
   Net investment income             $    20,097,233     $    108,801,409      $     514,371       $   3,265,360
   Net realized gain (loss)
     on investments                          (19,320)              18,996              2,540               1,401
                                     ---------------     ----------------      -------------       -------------
     Net increase in net assets
        resulting from operations         20,077,913          108,820,405            516,911           3,266,761
                                     ---------------     ----------------      -------------       -------------
DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                 (20,097,233)        (108,801,409)          (514,371)         (3,265,360)
   Net realized gains                             --                   --                 --                (143)
                                     ---------------     ----------------      -------------       -------------
   Total dividends and distributions
     to shareholders                     (20,097,233)        (108,801,409)          (514,371)         (3,265,503)
                                     ---------------     ----------------      -------------       -------------
CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
   Net proceeds from the
     sale of shares                    8,221,266,319       16,629,069,610        324,670,548         566,016,308
   Reinvestment of dividends
     and distributions                    21,188,992          112,099,638            533,504           3,353,239
   Cost of shares redeemed            (8,474,674,309)     (16,314,513,605)      (343,783,001)       (534,825,343)
                                     ---------------     ----------------      -------------       -------------
     Net increase (decrease) in
        net assets from capital
        share transactions              (232,218,998)         426,655,643        (18,578,949)         34,544,204
                                     ---------------     ----------------      -------------       -------------
   Total increase (decrease) in
     net assets                         (232,238,318)         426,674,639        (18,576,409)         34,545,462
NET ASSETS:
   Beginning of period                 3,039,527,124        2,612,852,485        107,351,018          72,805,556
                                     ---------------     ----------------      -------------       -------------
   End of period                     $ 2,807,288,806     $  3,039,527,124        $88,774,609       $ 107,351,018
                                     ===============     ================        ===========       =============


SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS

                                                       GENERAL MUNICIPAL PORTFOLIO         CALIFORNIA MUNICIPAL PORTFOLIO
                                                   -----------------------------------   ---------------------------------
                                                      SIX MONTHS                          SIX MONTHS
                                                        ENDED                                ENDED
                                                     MAY 31, 2002        YEAR ENDED      MAY 31, 2002        YEAR ENDED
                                                     (UNAUDITED)     NOVEMBER 30, 2001    (UNAUDITED)    NOVEMBER 30, 2001
                                                   ---------------   -----------------   -------------   -----------------
OPERATIONS:
   Net investment income                             $     381,086     $     2,476,832    $    210,974       $   1,172,740
   Net realized gain (loss)
     on investments                                         28,500                  --              --              20,000
                                                   ---------------   -----------------   -------------   -----------------
     Net increase in net assets
        resulting from operations                          409,586           2,476,832         210,974           1,192,740
                                                   ---------------   -----------------   -------------   -----------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                                  (381,086)         (2,476,832)       (210,974)         (1,172,740)
   Net realized gains                                           --                  --              --                  --
                                                   ---------------   -----------------   -------------   -----------------
   Total dividends and distributions
     to shareholders                                      (381,086)         (2,476,832)       (210,974)         (1,172,740)
                                                   ---------------   -----------------   -------------   -----------------

CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
   Net proceeds from the
     sale of shares                                    327,189,740         744,835,162     178,280,495         389,262,084
   Reinvestment of dividends
     and distributions                                     382,738           2,580,278         210,389           1,237,730
   Cost of shares redeemed                            (334,481,463)       (761,142,400)   (180,519,721)       (400,329,302)
                                                   ---------------   -----------------   -------------   -----------------

     Net increase (decrease) in
        net assets from capital
        share transactions                              (6,908,985)        (13,726,960)     (2,028,837)         (9,829,488)
                                                   ---------------   -----------------   -------------   -----------------

   Total increase (decrease) in
     net assets                                         (6,880,485)        (13,726,960)     (2,028,837)         (9,809,488)

NET ASSETS:
   Beginning of period                                 109,329,286         123,056,246      65,347,506          75,156,994
                                                   ---------------   -----------------   -------------   -----------------
   End of period                                      $102,448,801        $109,329,286     $63,318,669         $65,347,506
                                                   ===============   =================   =============   =================


                                                      NEW YORK MUNICIPAL PORTFOLIO
                                                   ----------------------------------
                                                      SIX MONTHS
                                                        ENDED
                                                     MAY 31, 2002      YEAR ENDED
                                                     (UNAUDITED)    NOVEMBER 30, 2001
                                                   ---------------  -----------------
OPERATIONS:
   Net investment income                             $     198,900      $   1,011,677
   Net realized gain (loss)
     on investments                                         73,675              9,375
                                                   ---------------  -----------------
     Net increase in net assets
        resulting from operations                          272,575          1,021,052
                                                   ---------------  -----------------

DIVIDENDS AND DISTRIBUTIONS
   TO SHAREHOLDERS FROM:
   Net investment income                                  (198,900)        (1,011,677)
   Net realized gains                                           --                 --
                                                   ---------------  -----------------
   Total dividends and distributions
     to shareholders                                      (198,900)        (1,011,677)
                                                   ---------------  -----------------

CAPITAL SHARE TRANSACTIONS
   (AT $1.00 PER SHARE):
   Net proceeds from the
     sale of shares                                    126,108,499        250,380,912
   Reinvestment of dividends
     and distributions                                     190,390          1,032,943
   Cost of shares redeemed                            (142,777,486)      (241,402,536)
                                                   ---------------  -----------------

     Net increase (decrease) in
        net assets from capital
        share transactions                             (16,478,597)        10,011,319
                                                   ---------------  -----------------

   Total increase (decrease) in
     net assets                                        (16,404,922)        10,020,694

NET ASSETS:
   Beginning of period                                  68,635,827         58,615,133
                                                   ---------------  -----------------
   End of period                                       $52,230,905        $68,635,827
                                                   ===============  =================

NOTES TO FINANCIAL STATEMENTS (unaudited)


1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

OCC Cash Reserves (the "Fund") is registered under the Investment Company Act of 1940 (the "1940 Act") as an open-end management investment company. The Fund has five portfolios: the Primary Portfolio ("Primary"), the Government Portfolio ("Government"), the General Municipal Portfolio ("General"), the California Municipal Portfolio ("California") and the New York Municipal Portfolio ("New York") (collectively the "Portfolios"). Each Portfolio is considered to be a separate entity for financial reporting and tax purposes. OpCap Advisors (the "Investment Adviser") and OCC Distributors ( the "Distributor"), both subsidiaries of Oppenheimer Capital LLC, an indirect majority owned subsidiary of Allianz AG, serve as each Portfolio's investment adviser and distributor, respectively.

The preparation of the financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements:

      (a) VALUATION OF INVESTMENTS

Each Portfolio values its investments on the basis of amortized cost which approximates market value. The amortized cost method involves valuing a security at cost on the date of purchase and thereafter assuming a constant dollar amortization to maturity of the difference between the principal amount due at maturity and the initial cost of the security. The use of amortized cost is subject to compliance with the Portfolio's amortized cost procedures and certain conditions under Rule 2a-7 of the 1940 Act.

      (b) FEDERAL INCOME TAXES

Each Portfolio intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distributes substantially all of its taxable and non-taxable income to its shareholders; accordingly, no federal income tax provision is required.

      (c) SECURITIES TRANSACTIONS AND OTHER INCOME

Securities transactions are accounted for on the trade date. The cost of securities sold is determined on the identified cost basis. Interest income is accrued as earned. Premiums are amortized and discounts are accreted to interest income over the lives of the respective securities.

      (d) DIVIDENDS AND DISTRIBUTIONS

Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains, if any, are declared and paid at least annually.

      (e) EXPENSE ALLOCATION

Expenses specifically identifiable to a particular Portfolio are borne by that Portfolio. Other expenses are allocated to each Portfolio based on its net assets in relation to the total net assets of all applicable Portfolios or another reasonable basis.

      (f) EXPENSE OFFSET

The Portfolios benefit from an expense offset arrangement with its custodian bank whereby uninvested cash balances earn credits which reduce monthly custodian expenses. Had these cash balances been invested in income producing securities, they would have generated income for the Portfolios.

      (g) DIRECTORS' RETIREMENT PLAN

The Fund's Directors have adopted a Retirement Plan (the "Plan") . The Plan provides for payments upon retirement to independent directors based upon the average annual compensation paid to them during their five highest paid years of service. An independent director must serve for a minimum of seven years (or such lesser period as may be approved by the Board) to become eligible to receive benefits. At May 31, 2002, the payable for Primary, Government, General, California and New York was $267,433, $10,027, $13,062, $7,434, and $6,853,
respectively, in connection with the Plan. For the six months ended May 31, 2002, Primary, Government, General, California and New York accrued $43,200, $1,414, $1,214, $1,128 and $780, respectively, with respect to the Plan.

2.   INVESTMENT ADVISORY FEE AND DISTRIBUTION FEE

(a) Under the Investment Advisory Agreement, each Portfolio pays the Investment Adviser a monthly investment advisory fee at the annual rate of 0.50% on the first $100 million of average daily net assets, 0.45% on the next $200 million of average daily net assets, and 0.40% on average daily net assets in excess of $300 million. The Investment Adviser is contractually obligated to waive its fees and/or reimburse operating expenses to the extent total operating expenses of a Portfolio exceeds 1.00% of its average daily net assets (net of any expense offset) for any fiscal year.

(b) Under the Distribution Assistance and Administrative Services Plan, each Portfolio pays the Distributor a monthly fee at an annual rate of 0.25% of its average daily net assets and the Distributor uses such amounts in its entirety for payments to broker-dealers, banks and other financial intermediaries for distribution assistance provided to the Portfolios.

3.   FINANCIAL INSTRUMENTS AND ASSOCIATED RISKS

Each Portfolio invests in issues with a remaining maturity of thirteen months or less that are rated high quality by a nationally recognized statistical rating organization or, if not rated, are judged by the Investment Adviser to be of comparable quality. Primary maintains portfolio diversification to reduce investment risk by not investing more than 25% of its total assets in securities of issuers conducting their principal business activities in any one industry, except that under normal circumstances at least 25% of its total assets will be invested in bank obligations. At May 31, 2002, major industry concentrations were: Banking--44.7%, U.S. Government Agency--21.1%, Finance--16.8%, Chemicals--4.1%, Insurance--4.1% and Brokerage--3.7%. Government's portfolio is concentrated in issues of, or guaranteed by, the U.S. Government and/or its agencies. General maintains a diversified portfolio of short-term obligations issued by states, territories and possessions of the United States, the District of Columbia and their political subdivisions and duly constituted authorities. California and New York maintain portfolios of short-term obligations issued by the States of California and New York, respectively, and their political subdivisions. In accordance with Rule 2a-7 of the 1940 Act, as amended, single state funds are required to be diversified with respect to 75% of their total assets. The Fund is subject to the risk of the credit quality of the issuers of the debt securities held by the Fund. An issuers' ability to meet their obligations may be affected by economic and political developments in a specific state, region or industry. Certain short-term debt obligations held by the Portfolios may be entitled to the benefit of standby letters of credit or other guarantees of banks or other financial institutions.

From time to time, the Fund may have a concentration of shareholders holding a significant percentage of shares outstanding of the respective Portfolios. Investment activities of these shareholders could have a material impact on the Portfolios.

4.   GENERAL, CALIFORNIA AND NEW YORK--VOLUNTARY WAIVER OF INVESTMENT ADVISORY
     FEES

In addition to the supplement to the Fund's prospectus dated March 30, 2001 that the Investment Adviser filed on December 7, 2001 indicating that in addition to the contractual fee waiver that is in effect, the Investment Adviser would waive 25 basis points (0.25% of average daily net assets), from its investment advisory fee on New York, the Investment Adviser has made two additional filings to the Fund's prospectus dated March 30, 2001:

On January 16, 2002, the Investment Adviser filed a supplement to the Fund's prospectus dated March 30, 2001 indicating that in addition to the contractual fee waivers that are in effect and the voluntary fee waiver of 25 basis points in effect for New York, the Investment Adviser intends to waive 15 basis points (0.15% of average daily net assets) from its investment advisory fee for General and California and 40 basis points (0.40% of average daily net assets) from its investment advisory fee for New York.

On March 5, 2002, the Investment Adviser filed a supplement to the Fund's prospectus dated March 30, 2001 (on March 15, 2002, the Investment Adviser filed a substantially similar supplement to the Fund's prospectus dated March 15,
2002) indicating that in addition to the contractual fee waivers that are in effect and the voluntary fee waivers of 15 basis points (0.15% of average daily net assets) for General and California and 40 basis points (0.40% of average daily net assets) for New York, the Investment Adviser intends to waive 25 basis points (0.25% of average daily net assets) from its investment advisory fee for General and California and 50 basis points (0.50% of average daily net assets), its entire management fee, on New York.

These waivers may be terminated by the Investment Adviser at any time without notice. When the voluntary fee waivers are in effect, the yield on the Portfolios will be higher than it would have been in the absence of the waivers.

FINANCIAL HIGHLIGHTS  FOR A SHARE OUSTANDING THROUGHOUT EACH PERIOD

                                                            INCOME FROM                               DIVIDENDS
                                                             OPERATIONS                           AND DISTRIBUTIONS
                                               ---------------------------------------  ---------------------------------
                                                                                        DIVIDENDS TO
                                    NET ASSET                   NET                     SHAREHOLDERS    DISTRIBUTIONS
                                      VALUE,       NET       REALIZED         TOTAL       FROM NET     TO SHAREHOLDERS
                                    BEGINNING  INVESTMENT   GAIN (LOSS)    INCOME FROM   INVESTMENT        FROM NET
                                    OF PERIOD    INCOME   ON INVESTMENTS   OPERATIONS      INCOME       REALIZED GAINS
-------------------------------------------------------------------------------------------------------------------------
PRIMARY PORTFOLIO:
 SIX MONTHS ENDED MAY 31, 2002*        $1.00       $0.01       $ 0.00          $0.01        $(0.01)              --
 YEAR ENDED: NOVEMBER 30, 2001          1.00        0.04         0.00           0.04         (0.04)              --
             NOVEMBER 30, 2000          1.00        0.06        (0.00)          0.06         (0.06)          $(0.00)+
             NOVEMBER 30, 1999          1.00        0.04         0.00           0.04         (0.04)              --
             NOVEMBER 30, 1998          1.00        0.05         0.00           0.05         (0.05)              --
             NOVEMBER 30, 1997          1.00        0.05        (0.00)          0.05         (0.05)              --

GOVERNMENT PORTFOLIO:
 SIX MONTHS ENDED MAY 31, 2002*        $1.00       $0.01       $ 0.00          $0.01        $(0.01)              --
 YEAR ENDED: NOVEMBER 30, 2001          1.00        0.04         0.00           0.04         (0.04)          $(0.00)+
             NOVEMBER 30, 2000          1.00        0.05         0.00           0.05         (0.05)           (0.00)+
             NOVEMBER 30, 1999          1.00        0.04         0.00           0.04         (0.04)              --
             NOVEMBER 30, 1998          1.00        0.05         0.00           0.05         (0.05)              --
             NOVEMBER 30, 1997          1.00        0.05         0.00           0.05         (0.05)              --

GENERAL MUNICIPAL PORTFOLIO:
 SIX MONTHS ENDED MAY 31, 2002*        $1.00       $0.00           --          $0.00        $(0.00)+
 YEAR ENDED: NOVEMBER 30, 2001          1.00        0.02           --           0.02         (0.02)              --
             NOVEMBER 30, 2000          1.00        0.03       $(0.00)          0.03         (0.03)              --
             NOVEMBER 30, 1999          1.00        0.02        (0.00)          0.02         (0.02)              --
             NOVEMBER 30, 1998          1.00        0.03        (0.00)          0.03         (0.03)              --
             NOVEMBER 30, 1997          1.00        0.03        (0.00)          0.03         (0.03)              --

CALIFORNIA MUNICIPAL PORTFOLIO:
 SIX MONTHS ENDED MAY 31, 2002*        $1.00       $0.00           --          $0.00        $(0.00)+              --
 YEAR ENDED: NOVEMBER 30, 2001          1.00        0.02           --           0.02         (0.02)              --
             NOVEMBER 30, 2000          1.00        0.03           --           0.03         (0.03)              --
             NOVEMBER 30, 1999          1.00        0.02           --           0.02         (0.02)              --
             NOVEMBER 30, 1998          1.00        0.02           --           0.02         (0.02)              --
             NOVEMBER 30, 1997          1.00        0.03       $(0.00)          0.03         (0.03)              --

NEW YORK MUNICIPAL PORTFOLIO:
 SIX MONTHS ENDED MAY 31, 2002*        $1.00       $0.00           --          $0.00        $(0.00)+              --
 YEAR ENDED: NOVEMBER 30, 2001          1.00        0.02       $ 0.00           0.02         (0.02)              --
             NOVEMBER 30, 2000          1.00        0.03         0.00           0.03         (0.03)              --
             NOVEMBER 30, 1999          1.00        0.02         0.00           0.02         (0.02)              --
             NOVEMBER 30, 1998          1.00        0.03           --           0.03         (0.03)              --
             NOVEMBER 30, 1997          1.00        0.03        (0.00)          0.03         (0.03)              --


                                                                                                           RATIOS TO
                                                DIVIDENDS                                                   AVERAGE
                                            AND DISTRIBUTIONS                                              NET ASSETS
                                            -----------------                                     -----------------------------
                                             TOTAL DIVIDENDS    NET ASSET             NET ASSETS,
                                            AND DISTRIBUTIONS    VALUE,                 END OF                          NET
                                                    TO           END OF     TOTAL       PERIOD                      INVESTMENT
                                               SHAREHOLDERS      PERIOD   RETURN (1)  (MILLIONS)    EXPENSES (2)      INCOME
----------------------------------------------------------------------------------------------------------------------------------
PRIMARY PORTFOLIO:
        SIX MONTHS ENDED MAY 31, 2002*            $(0.01)          $1.00      0.68%      $2,807.3      0.81%           1.36%
        YEAR ENDED: NOVEMBER 30, 2001              (0.04)           1.00      3.93%       3,039.5      0.81%           3.84%
                    NOVEMBER 30, 2000              (0.06)           1.00      5.64%       2,612.9      0.82%           5.49%
                    NOVEMBER 30, 1999              (0.04)           1.00      4.41%       2,463.3      0.82%           4.32%
                    NOVEMBER 30, 1998              (0.05)           1.00      4.90%       2,572.4      0.83%           4.78%
                    NOVEMBER 30, 1997              (0.05)           1.00      4.85%       2,166.6      0.85%           4.75%

GOVERNMENT PORTFOLIO:
        SIX MONTHS ENDED MAY 31, 2002*            $(0.01)          $1.00      0.53%      $   88.8      0.96%           1.06%
        YEAR ENDED: NOVEMBER 30, 2001              (0.04)           1.00      3.61%         107.4      0.96%           3.48%
                    NOVEMBER 30, 2000              (0.05)           1.00      5.34%          72.8      0.99%           5.21%
                    NOVEMBER 30, 1999              (0.04)           1.00      4.17%          84.0      0.95%           4.09%
                    NOVEMBER 30, 1998              (0.05)           1.00      4.63%         112.1      0.98%(3)        4.53%(3)
                    NOVEMBER 30, 1997              (0.05)           1.00      4.60%         100.0      0.98%(3)        4.51%(3)

GENERAL MUNICIPAL PORTFOLIO:
        SIX MONTHS ENDED MAY 31, 2002*            $(0.00)+         $1.00      0.32%      $  102.4      0.77%(4)        0.64%(4)
        YEAR ENDED: NOVEMBER 30, 2001              (0.02)           1.00      2.05%         109.3      0.94%           2.07%
                    NOVEMBER 30, 2000              (0.03)           1.00      3.06%         123.1      0.97%           3.00%
                    NOVEMBER 30, 1999              (0.02)           1.00      2.29%         120.0      0.93%           2.26%
                    NOVEMBER 30, 1998              (0.03)           1.00      2.66%         171.8      0.92%           2.62%
                    NOVEMBER 30, 1997              (0.03)           1.00      2.74%         137.0      0.96%           2.70%

CALIFORNIA MUNICIPAL PORTFOLIO:
        SIX MONTHS ENDED MAY 31, 2002*            $(0.00)+         $1.00      0.32%      $   63.3      0.77%(5)        0.64%(5)
        YEAR ENDED: NOVEMBER 30, 2001              (0.02)           1.00      1.67%          65.3      0.93%           1.66%
                    NOVEMBER 30, 2000              (0.03)           1.00      2.58%          75.2      0.94%           2.56%
                    NOVEMBER 30, 1999              (0.02)           1.00      2.06%          66.5      0.91%           2.03%
                    NOVEMBER 30, 1998              (0.02)           1.00      2.39%          70.4      0.95%           2.36%
                    NOVEMBER 30, 1997              (0.03)           1.00      2.68%          55.7      0.90%(5)        2.64%(5)

NEW YORK MUNICIPAL PORTFOLIO:
        SIX MONTHS ENDED MAY 31, 2002*            $(0.00)+         $1.00      0.33%      $   52.2      0.62%(6)        0.65%(6)
        YEAR ENDED: NOVEMBER 30, 2001              (0.02)           1.00      1.80%          68.6      1.01%(6)        1.74%(6)
                    NOVEMBER 30, 2000              (0.03)           1.00      2.94%          58.6      1.01%(6)        2.89%(6)
                    NOVEMBER 30, 1999              (0.02)           1.00      2.16%          55.3      0.96%           2.11%
                    NOVEMBER 30, 1998              (0.03)           1.00      2.50%          84.1      0.98%           2.46%
                    NOVEMBER 30, 1997              (0.03)           1.00      2.66%          73.2      0.98%(6)        2.63%(6)

-----------------------------------------------
*    UNAUDITED
+    LESS THAN $0.005 PER SHARE.
(1) ASSUMES REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS.TOTAL RETURN FOR A PERIOD OF LESS THAN ONE YEAR IS NOT ANNUALIZED.
(2) INCLUSIVE OF EXPENSES OFFSET BY EARNINGS CREDITS (SEE NOTE 1F IN NOTES TO FINANCIAL STATEMENTS).
(3) DURING THE FISCAL YEARS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.99% AND 4.52%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1998 AND 0.99% AND 4.50%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997.
(4) DURING THE SIX MONTHS ENDED MAY 31, 2002, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.93% (ANNUALIZED) AND 0.48% (ANNUALIZED).
(5) DURING THE PERIODS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.93% (ANNUALIZED) AND 0.48% (ANNUALIZED), RESPECTIVELY, FOR THE SIX MONTHS ENDED MAY 31, 2002, AND 0.96% AND 2.58%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997.
(6) DURING THE PERIODS INDICATED ABOVE, THE INVESTMENT ADVISER WAIVED A PORTION OF ITS FEES. IF SUCH WAIVERS HAD NOT BEEN IN EFFECT, THE RATIOS OF NET EXPENSES TO AVERAGE NET ASSETS AND THE RATIOS OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.01% (ANNUALIZED) AND 0.25% (ANNUALIZED), RESPECTIVELY, FOR THE SIX MONTHS ENDED MAY 31, 2002, 1.04% AND 1.70%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 2001, 1.03% AND 2.86%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 2000, 0.99% AND 2.62%, RESPECTIVELY, FOR THE YEAR ENDED NOVEMBER 30, 1997.

PRIVACY POLICY

We consider customer privacy to be a fundamental aspect of our relationship with clients. We are committed to maintaining the confidentiality, integrity, and security of our current, prospective and former clients' personal information. We have developed policies designed to protect this confidentiality, while allowing client needs to be served.

In the course of providing you with products and services, we may obtain non-public personal information about you. This information may come from sources such as account applications and other forms, from other written, electronic or verbal correspondence, from your transactions, from your brokerage or financial advisory firm, financial adviser or consultant, and/or from information captured on our internet web sites.

We do not disclose any personal or account information provided by you or gathered by us to non-affiliated third parties, except as required or permitted by law. As is common in the industry, non-affiliated companies may from time to time be used to provide certain services, such as preparing and mailing prospectuses, reports, account statements and other information, conducting research on client satisfaction, and gathering shareholder proxies. We may also retain non-affiliated companies to market our products and enter in joint marketing agreements with other companies. These companies may have access to your personal and account information, but are permitted to use the information solely to provide the specific service or as otherwise permitted by law. We may also provide your personal and account information to your brokerage or financial advisory firm and/or to your financial adviser or consultant.

We do reserve the right to disclose or report personal information to non-affiliated third parties in limited circumstances where we believe in good faith that disclosure is required under law, to cooperate with regulators or law enforcement authorities, to protect our rights or property, or upon reasonable request by any mutual fund in which you have chosen to invest. In addition, we may disclose information about you or your accounts to a non-affiliated third party at your request or if you consent in writing to the disclosure.

We may share client information with our affiliates in connection with servicing your account or to provide you with information about products and services that we believe may be of interest to you. The information we share may include, for example, your participation in our mutual funds or other investment programs, your ownership of certain types of accounts (such as IRAs), or other data about your accounts. Our affiliates, in turn, are not permitted to share your information with non-affiliated entities, except as required or permitted by law.

We take seriously the obligation to safeguard your non-public personal information. We have implemented procedures designed to restrict access to your non-public personal information to our personnel who need to know that information to provide products or services to you. To guard your non-public personal information, physical, electronic, and procedural safeguards are in place.

[LOGO]OCC CASH RESERVES


DIRECTORS AND OFFICERS

STEPHEN J. TREADWAY        DIRECTOR, CHAIRMAN OF THE BOARD & PRESIDENT
V. LEE BARNES              DIRECTOR
PAUL Y. CLINTON            DIRECTOR
THOMAS W. COURTNEY         DIRECTOR
LACY B. HERRMANN           DIRECTOR
THEODORE T. MASON          DIRECTOR
WILLIAM P. McDANIEL        EXECUTIVE VICE PRESIDENT
BRIAN S. SHLISSEL          EXECUTIVE VICE PRESIDENT & TREASURER
MATTHEW GREENWALD          VICE PRESIDENT
BENJAMIN D. GUTSTEIN       VICE PRESIDENT
MICHAEL B. ZUCKERMAN       SECRETARY


INVESTMENT ADVISER

OPCAP ADVISORS LLC
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105


DISTRIBUTOR

OCC DISTRIBUTORS LLC
1345 AVENUE OF THE AMERICAS
NEW YORK, NY 10105


CUSTODIAN, TRANSFER AND
SHAREHOLDER SERVICING AGENT

STATE STREET BANK AND TRUST COMPANY
P.O. BOX 8505
BOSTON, MA 02266



  TABLE OF CONTENTS

  PRESIDENT'S LETTER                                          1
  INVESTMENT REVIEW                                           2
  SCHEDULES OF INVESTMENTS                                    4
  STATEMENTS OF ASSETS AND LIABILITIES                        12
  STATEMENTS OF OPERATIONS                                    13
  STATEMENTS OF CHANGES IN NET ASSETS                         14
  NOTES TO FINANCIAL STATEMENTS                               16
  FINANCIAL HIGHLIGHTS                                        18


  THIS REPORT IS AUTHORIZED FOR DISTRIBUTION ONLY TO SHAREHOLDERS AND TO OTHERS WHO HAVE RECEIVED A COPY OF THE PROSPECTUS.




-  PRIMARY PORTFOLIO
-  GOVERNMENT PORTFOLIO
-  GENERAL MUNICIPAL PORTFOLIO
-  CALIFORNIA MUNICIPAL PORTFOLIO
-  NEW YORK MUNICIPAL PORTFOLIO

   SEMI-ANNUAL REPORT

   MAY 31, 2002

  MANAGED BY

  [LOGO] OPCAP ADVISORS